Goodwill	12 Months Ended
Dec. 31, 2011
Goodwill Disclosure [Abstract]
Goodwill
Goodwill
The following table provides a summary of additions to goodwill for each reporting period:

Carrying Value
(in thousands)
Balance as of December 31, 2009	$3,874
Other acquisitions	920
Acquisition of Mobclix, Inc.	13,877
Foreign exchange differences	(220)
Balance as of December 31, 2010	18,451
Acquisition of Air2Web, Inc.	10,193
Acquisition of Mobile Interactive Group, Ltd.	24,956
Foreign exchange differences	(644)
Balance as of December 31, 2011	$52,956